STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

January 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Exchange-Traded Funds - 9.4%
Registered Investment Companies - 9.4%
iShares iBoxx High Yield Corporate Bond ETF			92,236		7,040,374
SPDR Bloomberg High Yield Bond ETF			75,401		7,059,796
Total Exchange-Traded Funds (cost $13,700,020)			14,100,170
Description /Number of Contracts	Exercise Price	Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - 1.2%
Call Options - 1.2%
Standard & Poor's 500 E-mini March Future, Contracts 120	4,080	3/17/2023	24,480,000		625,500
Standard & Poor's 500 E-mini February Future, Contracts 231	4,050	2/28/2023	46,777,500		1,172,325
Total Options Purchased (cost $955,049)			1,797,825
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 69.9%
U.S. Government Securities
U.S. Treasury Bills	4.34	3/16/2023	6,935,000	[a]	6,898,028
U.S. Treasury Bills	4.19	2/16/2023	32,102,400	[a]	32,044,983
U.S. Treasury Bills	4.59	5/18/2023	66,679,000	[a]	65,793,540
Total Short-Term Investments (cost $104,748,270)			104,736,551
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 18.3%
Registered Investment Companies - 18.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $27,430,266)	4.41		27,430,266	[b]	27,430,266
Total Investments (cost $146,833,605)			98.8%	148,064,812
Cash and Receivables (Net)			1.2%	1,865,540
Net Assets			100.0%	149,930,352

ETF—Exchange-Traded Fund

a Security is a discount security. Income is recognized through the accretion of discount.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
ASX SPI 200	60	3/16/2023	7,715,397[a]	7,861,404	146,007
Australian 10 Year Bond	347	3/15/2023	29,377,962[a]	29,495,829	117,867
Brent Crude	8	5/31/2023	690,358[b]	674,480	(15,878)
Copper	5	5/26/2023	525,643[b]	529,313	3,670
Corn No.2 Yellow	24	5/12/2023	789,466[b]	813,000	23,534
Crude Oil	8	5/22/2023	606,268[b]	634,880	28,612
Crude Soybean Oil	10	5/12/2023	372,382[b]	374,940	2,558
E-mini Russell 2000	68	3/17/2023	6,234,367	6,593,960	359,593
FTSE 100	32	3/17/2023	3,041,021[a]	3,057,271	16,250
Gasoline	3	5/31/2023	336,898[b]	336,748	(150)
Gold 100 oz	5	4/26/2023	936,119[b]	972,650	36,531
Hard Red Winter Wheat	3	5/12/2023	125,341[b]	130,763	5,422
IBEX 35 Index	68	2/17/2023	6,564,467[a]	6,683,890	119,423
Japanese 10 Year Mini Bond	299	3/10/2023	33,846,974[a]	33,675,258	(171,716)
Lean Hog	4	6/14/2023	167,437[b]	164,880	(2,557)
Live Cattle	7	6/30/2023	446,077[b]	445,620	(457)
LME Primary Aluminum	12	3/15/2023	702,500[b]	788,550	86,050
LME Primary Aluminum	1	6/21/2023	57,378[b]	66,644	9,266
LME Primary Nickel	3	3/15/2023	410,859[b]	544,428	133,569
LME Primary Nickel	1	6/21/2023	179,763[b]	182,892	3,129
LME Refined Pig Lead	1	6/21/2023	56,841[b]	53,544	(3,297)
LME Refined Pig Lead	1	3/15/2023	51,647[b]	53,319	1,672
LME Zinc	6	3/15/2023	462,918[b]	509,814	46,896
LME Zinc	4	6/21/2023	297,668[b]	337,950	40,282
Low Sulphur Gas oil	7	6/12/2023	571,727[b]	583,100	11,373
Natural Gas	14	5/26/2023	479,334[b]	425,600	(53,734)
NY Harbor ULSD	6	5/31/2023	743,775[b]	728,154	(15,621)
Platinum	9	4/26/2023	470,460[b]	459,495	(10,965)
Silver	3	5/26/2023	356,485[b]	360,615	4,130
Soybean	5	5/12/2023	376,128[b]	382,563	6,435
Soybean Meal	15	5/12/2023	669,719[b]	702,750	33,031
Standard & Poor's 500 E-mini	15	3/17/2023	2,966,845	3,067,500	100,655
Sugar No.11	31	6/30/2023	674,905[b]	678,082	3,177
Topix	80	3/9/2023	11,624,400[a]	12,141,513	517,113
U.S. Treasury 10 Year Notes	83	3/22/2023	9,491,987	9,504,797	12,810

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Short
Amsterdam Exchange Index	19	2/17/2023	3,091,782[a]	3,077,019	14,763
CAC 40 10 Euro	20	2/17/2023	1,533,129[a]	1,541,687	(8,558)
Canadian 10 Year Bond	375	3/22/2023	35,662,503[a]	35,584,909	77,594
Chicago SRW Wheat	1	5/12/2023	37,906[b]	38,525	(619)
Coffee "C"	2	5/18/2023	123,296[b]	136,275	(12,979)
DAX	7	3/17/2023	2,816,148[a]	2,886,872	(70,724)
Euro-Bond	41	3/8/2023	6,179,442[a]	6,098,498	80,944
FTSE/MIB Index	10	3/17/2023	1,405,750[a]	1,449,551	(43,801)
Hang Seng	10	2/27/2023	1,411,154[a]	1,396,606	14,548
LME Primary Aluminum	12	3/15/2023	701,723[b]	788,550	(86,827)
LME Primary Nickel	3	3/15/2023	529,737[b]	544,428	(14,691)
LME Refined Pig Lead	1	3/15/2023	57,016[b]	53,319	3,697
LME Zinc	6	3/15/2023	467,457[b]	509,814	(42,357)
Long Gilt	21	3/29/2023	2,710,955[a]	2,705,748	5,207
NYMEX Palladium	1	6/28/2023	170,647[b]	166,770	3,877
S&P/Toronto Stock Exchange 60 Index	14	3/16/2023	2,592,821[a]	2,638,698	(45,877)
Swiss Market Index	27	3/17/2023	3,287,554[a]	3,303,408	(15,854)
Gross Unrealized Appreciation				2,069,685
Gross Unrealized Depreciation				(616,662)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

b These securities are wholly-owned by the Subsidiary.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Bank of Montreal
United States Dollar	10,250,354	Australian Dollar	14,878,874	3/15/2023	(269,872)
Citigroup Global Markets Inc.
New Zealand Dollar	10,376,817	United States Dollar	6,695,351	3/15/2023	14,612
Goldman Sachs & Co. LLC
Australian Dollar	1,307,000	United States Dollar	893,674	3/15/2023	30,451
United States Dollar	6,658,896	Australian Dollar	9,767,000	3/15/2023	(246,939)
Swiss Franc	1,890,000	United States Dollar	2,029,304	3/15/2023	44,881
United States Dollar	4,689,399	Swiss Franc	4,297,000	3/15/2023	(26,353)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts(continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC(continued)
Danish Krone	1,148,000	United States Dollar	165,596	3/15/2023	2,691
Swedish Krona	14,681,000	United States Dollar	1,434,347	3/15/2023	(27,124)
United States Dollar	2,861,921	Swedish Krona	29,502,000	3/15/2023	34,055
Norwegian Krone	31,419,000	United States Dollar	3,065,758	3/15/2023	88,336
United States Dollar	1,250,159	Norwegian Krone	12,213,000	3/15/2023	24,119
New Zealand Dollar	6,053,000	United States Dollar	3,760,668	3/15/2023	153,384
United States Dollar	1,776,905	New Zealand Dollar	2,749,000	3/15/2023	(681)
Canadian Dollar	10,151,000	United States Dollar	7,546,739	3/15/2023	84,842
United States Dollar	1,057,913	Canadian Dollar	1,434,000	3/15/2023	(20,177)
Euro	14,800,000	United States Dollar	15,944,437	3/15/2023	190,215
United States Dollar	12,718,493	Euro	11,986,000	3/15/2023	(348,395)
British Pound	3,886,000	United States Dollar	4,758,011	3/15/2023	37,466
United States Dollar	7,855,860	British Pound	6,526,000	3/15/2023	(197,481)
Japanese Yen	378,922,000	United States Dollar	2,893,181	3/15/2023	35,364
United States Dollar	5,514,165	Japanese Yen	705,163,000	3/15/2023	64,227
Hong Kong Dollar	3,031,000	United States Dollar	389,380	3/15/2023	(1,994)
HSBC Securities (USA) Inc.
United States Dollar	416,763	Australian Dollar	611,000	3/15/2023	(15,249)
Canadian Dollar	2,317,000	United States Dollar	1,720,208	3/15/2023	21,726
Danish Krone	1,164,000	United States Dollar	167,723	3/15/2023	2,909
Japanese Yen	1,587,129,015	United States Dollar	11,901,712	3/15/2023	364,608
United States Dollar	350,289	Japanese Yen	46,049,000	3/15/2023	(5,606)
United States Dollar	5,680,362	British Pound	4,692,000	3/15/2023	(109,751)
Euro	3,420,000	United States Dollar	3,658,109	3/15/2023	70,304

Forward Foreign Currency Exchange Contracts(continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HSBC Securities (USA) Inc.(continued)
United States Dollar	1,019,352	Norwegian Krone	10,243,000	3/15/2023	(8,923)
New Zealand Dollar	1,690,000	United States Dollar	1,056,943	3/15/2023	35,862
Swedish Krona	18,199,000	United States Dollar	1,748,610	3/15/2023	(4,175)
Swiss Franc	667,000	United States Dollar	717,475	3/15/2023	14,526
United States Dollar	1,611,164	Swiss Franc	1,479,000	3/15/2023	(11,968)
Morgan Stanley & Co. LLC
Swiss Franc	5,957,059	United States Dollar	6,497,635	3/15/2023	39,953
Swedish Krona	1,663,000	United States Dollar	162,255	3/15/2023	(2,851)
British Pound	485,000	United States Dollar	594,091	3/15/2023	4,418
Danish Krone	976,000	United States Dollar	140,734	3/15/2023	2,339
Canadian Dollar	622,000	United States Dollar	457,267	3/15/2023	10,356
Japanese Yen	186,829,000	United States Dollar	1,374,226	3/15/2023	69,705
Australian Dollar	275,000	United States Dollar	185,577	3/15/2023	8,864
Euro	2,345,000	United States Dollar	2,513,826	3/15/2023	42,644
United States Dollar	20,381,392	Euro	19,024,365	3/15/2023	(358,574)
RBC Capital Markets, LLC
United States Dollar	2,421,489	British Pound	1,952,349	3/15/2023	12,213
Canadian Dollar	3,715,987	United States Dollar	2,740,606	3/15/2023	53,095
Standard Chartered Securities
United States Dollar	4,824,834	Swedish Krona	49,182,915	3/15/2023	110,486
Euro	1,075,000	United States Dollar	1,160,769	3/15/2023	11,174
Norwegian Krone	76,503,218	United States Dollar	7,886,685	3/15/2023	(206,672)
Gross Unrealized Appreciation					1,679,825
Gross Unrealized Depreciation					(1,862,785)

STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

January 31, 2023 (Unaudited)

The following is a summary of the inputs used as of January 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Exchange-Traded Funds	14,100,170	-	-	14,100,170
Investment Companies	27,430,266	-	-	27,430,266
U.S. Treasury Securities	-	104,736,551	-	104,736,551
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	1,679,825	-	1,679,825
Futures††	2,069,685	-	-	2,069,685
Options Purchased	1,797,825	-	-	1,797,825
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(1,862,785)	-	(1,862,785)
Futures††	(616,662)	-	-	(616,662)

† See Consolidated Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2023, accumulated net unrealized appreciation on investments was $1,231,207, consisting of $1,242,924 gross unrealized appreciation and $11,717 gross unrealized depreciation.

At January 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.